Interest on Loans by Facility (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 552,686.8	$ 8,522.5	₨ 470,818.5	₨ 388,264.7
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	134,543.1	2,074.7	116,589.2	105,465.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest on loans	₨ 418,143.7	$ 6,447.8	₨ 354,229.3	₨ 282,798.9